Strategic Report - Global Private Banking (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Adjusted jaws ratio	1.00%
Revenue	$ 51,445	47,966	59,800
Increase (decrease) in adjusted revenue in targeted markets, percent	10.00%
Impairment loss (reversal of impairment Loss)	$ 1,769	3,400	3,721
Operating expense	34,884	39,808	39,768
Hong Kong
Disclosure of operating segments [line items]
Revenue	14,992	12,864	14,447
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	20,990	18,934	18,795
Revenue	51,524	49,290	50,422
Impairment loss (reversal of impairment Loss)	1,769	2,594	2,579
Operating expense	31,140	30,084	31,457
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking
Disclosure of operating segments [line items]
Net new money inflows	15,000
Net new money outflows	15,000
Profit before tax	296	300	400
Increase (decrease) in profit (loss) before tax	$ 24
Increase (decrease) in profit (loss) before tax, percent	9.00%
Adjusted jaws ratio	3.20%
Revenue	$ 1,703	$ 1,748	$ 1,966
Increase (decrease) in revenue/net operating income	$ (45)
Increase (decrease) in revenue/net operating income, percent	(3.00%)
Impairment loss (reversal of impairment Loss)	$ 16
Operating expense	1,400
Increase (decrease) in operating expenses	$ (85)
Increase (decrease) in operating expenses, percent	(6.00%)
Return on risk-weighted assets	1.80%	1.60%	2.10%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Investment revenue
Disclosure of operating segments [line items]
Revenue	$ 693	$ 733	$ 902
Increase (decrease) in revenue/net operating income	$ (40)
Increase (decrease) in revenue/net operating income, percent	(5.00%)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Lending
Disclosure of operating segments [line items]
Revenue	$ 387	411	411
Increase (decrease) in revenue/net operating income	$ (24)
Increase (decrease) in revenue/net operating income, percent	(6.00%)
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Deposit
Disclosure of operating segments [line items]
Revenue	$ 401	342	354
Increase (decrease) in revenue/net operating income	$ 59
Increase (decrease) in revenue/net operating income, percent	17.00%
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking | Other
Disclosure of operating segments [line items]
Revenue	$ 222	$ 262	$ 299
Increase (decrease) in revenue/net operating income	$ (40)
Increase (decrease) in revenue/net operating income, percent	(15.00%)